Schedule of other payables and accrued liabilities (Details) - USD ($)		Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued expenses	[1]		$ 968,062	$ 823,345
Accrued payroll			640,572	811,680
Accrued interests	[2]		154,810	249,867
Other payable	[3]		173,768
Others			22,090	2,520
Total other payables and accrued liabilities			$ 1,959,302	$ 1,887,412
Interest rate		0.00%

[1]	The balance of accrued expenses represented amount due to third parties service providers which include marketing consulting service, IT related professional service, legal, audit and accounting fees, and other miscellaneous office related expenses.
[2]	The balance of accrued interests represented the balance of interest payable from short-term loan – third parties.
[3]	The balance of other payable represented the balance payable to 8i Asia Limited (“8i Asia”). In June 2024, CKHP agreed to serve as an escrow agent to collect purchase consideration (“Purchase Consideration”)from certain purchasers on behalf of 8i Asia.